Financial Instruments (Details Narrative)	3 Months Ended		9 Months Ended			12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024
Statement [Line Items]
Concentration risk percentage, Revenue	88.00%	63.00%	70.00%		66.00%
Foreign exchange gain (loss), net			$ 580,000		$ 310,000
Revenue	$ 15,556,000	$ 10,740,000	$ 35,757,000		$ 28,489,000
Concentration risk percentage, Accounts receivable	63.19%		63.19%	63.19%		88.00%
Fair Value Of Warrants			$ 3,265
Stock price | $ / shares				$ 4.55
Cash	$ 4,779,000		$ 4,779,000	$ 4,779,000		$ 1,590,000
Derivatives Liabilities [Member]
Statement [Line Items]
Expected life of warrants					3 years	1 month 9 days	1 year 1 month 6 days
Volatility					85.58%	87.03%	52.72%
Annual Dividend Yield Percentage					0.00%	0.00%	0.00%
Risk-free weighted interest rate					3.87%	2.49%	2.94%